INCOME TAXES - Schedule of Income Tax Expense benefit (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
INCOME TAXES
Current income tax expense	¥ 1,021		¥ 2,263
Deferred income tax expense	20,523		161
Total	21,544	$ 2,965	2,424
Unrecognized tax benefits	¥ 0		¥ 0